Consolidated statements of comprehensive loss - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating Expenses
Research and development expenses	€ (25,684,140)	€ (44,582,136)	€ (25,028,554)
General and administrative expenses	(8,467,203)	(12,501,048)	(12,786,869)
Total operating expenses	(34,151,343)	(57,083,184)	(37,815,422)
Other income	221,748	400,253	303,860
Other expenses	(13,209)	(85,242)	(4,802)
Operating result	(33,942,804)	(56,768,173)	(37,516,364)
Finance income	887,702	2,840,676	2,182,842
Finance expenses	(26,000)	(22,265)	0
Foreign exchange result	(776,512)	694,944	5,626,071
Other financial result	(126,000)	0	(107,182)
Income taxes	0	0	0
Loss for the period	€ (33,983,614)	€ (53,254,817)	€ (29,814,634)
Share information
Weighted average number of shares outstanding	27,064,902	26,004,519	25,095,027
Loss per share (basic/diluted)	€ (1.26)	€ (2.05)	€ (1.19)
Loss for the period	€ (33,983,614)	€ (53,254,817)	€ (29,814,634)
Other comprehensive income (loss) that may be reclassified to profit or loss in subsequent periods:
Exchange differences on translation of foreign operations	(5,954,019)	2,177,033	50,196
Total comprehensive loss	€ (39,937,633)	€ (51,077,785)	€ (29,764,438)